Offerings	Dec. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	667,639
Proposed Maximum Offering Price per Unit	3.968
Maximum Aggregate Offering Price	$ 2,649,191.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 365.85
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Minerva Neurosciences, Inc. (the "Registrant") that become issuable under the Minerva Neurosciences, Inc. 2013 Equity Incentive Plan (the "2013 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (B) Represents 667,639 shares of Common Stock issuable upon the exercise of stock option awards previously granted under the 2013 Plan. (C) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price were calculated using the weighted-average exercise price of $3.968 per share for such stock options.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	12,532,361
Proposed Maximum Offering Price per Unit	3.903
Maximum Aggregate Offering Price	$ 48,913,805.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,755.00
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2013 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (B) Represents shares of Common Stock reserved for future issuance under the 2013 Plan, including 12,500,000 shares of Common Stock that were added to the shares reserved for future issuance under the 2013 Plan upon approval of an amendment to the 2013 Plan at the Registrant's 2025 Annual Meeting of Stockholders. (C) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act. The proposed maximum aggregate offering price per share of $3.903 represents the average of the high and low prices of Common Stock, as reported on the Nasdaq Capital Market on December 18, 2025.